SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended				0 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($) class segment	Dec. 31, 2014 CNY segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2012 ChinaCache Beijing All services	Sep. 30, 2012 Beijing Jingtian All services	Jun. 30, 2014 Beijing Blue IT All services	Sep. 30, 2012 Beijing Blue IT Certain services
Impairment of long-lived assets
Impairment loss		0	0	0
Investments
Impairment of available-for-sale investment		0	1,217,000	0
Revenue recognition
Number of class of services portfolio of content and application delivery to total solutions provided within	1	1
Term of master service agreement	1 year	1 year
Term of renewal option of master service agreement	1 year	1 year
Revenue recognition
Business tax expenses and related surcharges	1,708,000	10,598,000	23,906,000	26,377,000
Value-added tax					6.00%	6.00%	6.00%	6.00%
Business tax rate (as a percent)					5.00%	5.00%	3.00%	5.00%
Advertising expenditures
Advertising expenditures, included in sales and marketing expenses	73,000	450,000	81,000	2,196,000
Government grants
Unrestricted grants received	851,000	5,282,000	1,031,000	1,262,000
Share-based compensation
Estimated forfeiture rate for management group and the non-management group	0.00%	0.00%	0.00%	0.00%
Segment reporting
Number of reportable segment	1	1
Number of geographical segments	0	0
Employee benefits
Employee benefits incurred under defined contribution plans	$ 7,443,000	46,178,000	41,036,000	22,064,000